Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of earnings per share, basic and diluted

	2022	2021	2020

Earnings attributable to Company’s owners	3,121,267	2,305,869	973,318
Weighted average number of common shares issued	683,509,869	683,509,869	683,509,869

Basic and diluted earnings per share (reais per share)	4.57	3.37	1.42